Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2018
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises.

The following table sets forth the revenues classified by product lines:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Product line “A”	$14,923	$14,722	$14,544
Product line “B”	3,212	3,340	3,508
	$18,135	$18,062	$18,052

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

United States	$13,130	$12,995	$12,711
Europe	3,328	3,181	3,333
Israel	884	977	880
Other	793	909	1,128
	$18,135	$18,062	$18,052

3)	The Company adopted ASC 606 on January 1, 2018 using the modified retrospective approach for all contracts not completed as of the date of adoption. Under the previous pronouncement ASC 605, the total revenues for the year ended December 31, 2018 would have been $17,959 thousand.

b.	Research and development expenses:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$3,136	$2,788	$2,682
Rent and related expenses	335	280	330
Depreciation and amortization	34	37	53
Subcontracting	87	165	307
Other	155	147	145
	$3,747	$3,417	$3,517

c.	Selling and marketing expenses:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$978	$953	$911
Depreciation and amortization	6	5	5
Travel and conventions	67	58	71
Other	217	234	118
	$1,268	$1,250	$1,105

d.	General and administrative expenses:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$1,026	$1,105	$1,039
Depreciation and amortization	15	16	18
Insurance	36	42	50
Office expenses	53	58	69
Professional services	333	326	242
Allowance for doubtful accounts and bad debts	-	-	(245)
Other	161	129	220
	$1,624	$1,676	$1,393

e.	Financial income (expense) - net:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$208	$75	$49
Non-dollar currency gains - net	-	415	13
Income from marketable securities	77	136	143
Realized gain from sale of available-for-sale securities	28	-	-
Interest on available-for-sale securities	27	42	58
	340	668	263
Expenses:
Non-dollar currency losses - net	(107)	-	-
Realized loss from sale of available-for-sale securities	-	(24)	(84)
Bank commissions and charges	(11)	(14)	(13)
	(118)	(38)	(97)
	$222	$630	$166

f.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted net loss per share of common stock:

	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,344	19,292	19,234
Add - incremental shares from assumed exercise of options	217	267	73

Weighted average number of shares used in computation of diluted EPS	19,561	19,559	19,307

In the years ended December 31, 2018, 2017 and 2016, options that their effect was anti-dilutive were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 334,200 options, 354,000 options and 489,500 options, for the years ended December 31, 2018, 2017 and 2016 respectively.